Leases (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)
Lease Liabilities [Line Items]
Operating lease income				¥ 3,100	¥ 3,100
Depreciation charges			¥ 5,600	5,700	4,600
Lease liability			Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB230,819 and RMB278,811 as of March 31, 2024 and 2025, respectively)			Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB230,819 and RMB278,811 as of March 31, 2024 and 2025, respectively)
Current portion			Current liabilities			Current liabilities
Non current portion			operating leases			operating leases
Financing proceeds total	¥ 6,500	$ 900
Sold lease equipment	¥ 6,500	$ 900
Lease period	5 years
Right of use assets lease			¥ 1,714	9,781		$ 236
Interest rate	10.70%	10.70%
Inception lease	¥ 6,450
Amortization				3,340
Lease liability			¥ 2,587
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]			Current liabilities			Current liabilities
Lease liability current			¥ 1,158
Interest expenses total				4,000
Sale and leaseback deferred loss				600
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]			Finance lease right-of-use assets, net			Finance lease right-of-use assets, net
Chailease International Financial Leasing Corp. [Member]
Lease Liabilities [Line Items]
Right of use assets lease	¥ 6,500
UTime Guangxi [Member]
Lease Liabilities [Line Items]
Lease liability				3,100
Lease liability current				2,900
Equipment [Member]
Lease Liabilities [Line Items]
Depreciation charges				¥ 2,600	¥ 2,900
Leased Equipment [Member]
Lease Liabilities [Line Items]
Amortization			¥ 3,120
Minimum [Member]
Lease Liabilities [Line Items]
Operating lease				1 year
Maximum [Member]
Lease Liabilities [Line Items]
Operating lease				3 years